DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.                                      DISCONTINUED OPERATIONS

(1)                                 Disposition of certain WVAS business in 2009

In late 2008, due to the deteriorating WVAS operating environment, the Group decided to exit its WVAS business.  The Group decided to sell the five subsidiaries that comprised the majority of its WVAS business, which were Beijing Lian Dong Shi Ji Technology Development Co., Ltd. (“Beijing Lian Dong”), Beijing Jin Wang, Beijing Wo Te, Hunan Zhong Yu and Beijing Jiu Tong, to unrelated third parties for a total consideration of $788, of which $58 was received in advance in 2008 and remaining amount was received in 2009 when the transactions were completed.  The Group has presented the results of the sold subsidiaries as discontinued operation for all periods presented.  An aggregate gain of $633, which representing the excess of the consideration of $788 and the carrying amount of the net assets of $155 as of the date of disposals, was recognized for the disposals in the consolidated statement of operations for the year ended December 31, 2009.

(2)                                 Discontinuance of remaining WVAS business in 2010

The Group discontinued its remaining WVAS business carried out in Qianxiang Tiancheng in 2010.  Qianxiang Tiancheng ceased its WVAS business in early 2010 and no gain or loss was recognized by the Group in connection with the discontinuance.

(3)                                 Disposition of Mop.com and Gummy Inc.

To further position the Group’s focus on its SNS operations, the Group decided to dispose certain of its operations.

On December 30, 2010, the Group sold to Oak Pacific Holdings (“OPH”), a company newly incorporated on December 16, 2010 by the Chief Executive Officer (“CEO”) of the Group (“the buyer”) in the Cayman Islands, 100% equity interest in Mop.com and Gummy Inc. a Japanese Subsidiary setup by the company in 2009, for cash consideration of $18,141.  The selling price for Mop.com and Gummy Inc. was determined by the Company having regard the fair market value as appraised by a third party valuation firm Marsh Financial Advisory Services Limited (“Marsh”). Mop.com operates www.mop.com, an internet community website in China and Gummy Inc. is a social internet games provider to the Japanese market.

The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was paid in cash on June 30, 2011.

The transaction was completed on December 30, 2010.  The Group has presented the results of Mop.com and Gummy Inc. as discontinued operation for all periods presented.  In connection with the disposition of Mop.com and Gummy Inc., the Company has recorded an aggregate gain of $1,341 for the disposals within “Gain on disposal of discontinued operations, net of tax” in the consolidated statement of operations for the year ended December 31, 2010.

Summary operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business which have been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Year ended December 31,
	2009	2010

Net revenues from discontinued operations	$7,714	$5,630

Loss from operations of discontinued operations, before income taxes	(2,096)	(4,320)

Income tax (expense) benefit	(385)	19

Loss from operations of discontinued operations, net of income taxes	$(2,481)	(4,301)

Gain on disposal of discontinued operations	—	$1,767

Tax on gain on disposal of discontinued operations	—	(426)

Gain on disposal of discontinued operations, net of tax	$—	$1,341

As of the date of disposal, the financial positions of Mop.com and Gummy Inc. were as follows:

As of
December 30,
2010

Current assets	$6,557
Non-current assets	$11,903
Current liabilities	$(52,483)
Non-current liabilities	$(2,966)